Leasing Activity, Lease Payments on Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023, operating leases, lessee	$ 883
2024, operating leases, lessee	947
2025, operating leases, lessee	772
2026, operating leases, lessee	633
2027, operating leases, lessee	488
Thereafter, operating leases, lessee	1,142
Total lease payments, operating leases, lessee	4,865
Less: imputed interest	400
Total operating lease liabilities	$ 4,465	$ 4,476
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Weighted average remaining lease term (in years)	6 years 6 months
Weighted average discount rate	2.60%
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, term of contract	15 years
Lessee, Operating lease, term of contract, longest expiration year	2105
Lessee, Operating lease, not yet commenced, lease commitment amount	$ 654
Lessee, Operating lease, not yet commenced, earliest year of commencement	2024
Minimum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	3 years
Maximum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	20 years